Operating Assets and Liabilities - Accounting policies and management estimates (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Research and development expenses	kr 4,181	kr 3,137	kr 2,386
Carrying amount of intangible asset	kr 254	338
Actual useful life of intangibles	7 years
Licenses, Rights and Patents
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	kr 254	kr 338
Licenses, Rights and Patents | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangibles	5 years
Licenses, Rights and Patents | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangibles	7 years